Related party transactions (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Monosol RX, LLC [Member]
Disclosure of transactions between related parties [line items]
Royalty costs payable to related party	£ 188
Preci-Health SA [Member]
Disclosure of transactions between related parties [line items]
Research services revenue related party		£ 44